ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	$39,500,254	$49,783,610
Less: provision for doubtful accounts	(13,417,481)	(17,681,792)
Accounts receivable, net of provision for doubtful accounts	$26,082,773	$32,101,818

Reversal of expected credit losses of accounts receivable were $702,156 for the year ended December 31, 2023. Provisions for doubtful accounts of accounts receivable were $19,276,587 and $4,155,246 for the years ended December 31, 2022 and 2021, respectively. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2023	2022
Balance at beginning of the year	$17,681,792	$6,426,781
Charge to expenses	—	19,276,587
Reversal of expenses	(702,156)	—
Writing off of accounts receivable	(3,067,433)	(7,239,204)
Foreign exchange loss	(494,722)	(782,372)
Balance at end of the year	$13,417,481	$17,681,792